Acquisitions - Summary of Pro Forma Information Adjustments (Detail) - Aurora Innovation Op Co [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination, Separately Recognized Transactions [Line Items]
Revenue	$ 82,538	$ 0
Net loss	$ (626,964)	$ (1,033,727)